Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Share [Abstract]
Schedule of Earnings Per Share

Basic and diluted net earnings per share for each of the years presented are calculated as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Numerator:
Net profit attributable to Class A and B common shareholders – basic and diluted	286,142	917,687

Denominator:
Weighted average number of shares of Class A and B common shares outstanding – basic and diluted	9,589,315	8,550,000
Profit per share attributable to Class A and B common shareholders – basic and diluted	0.03	0.11